Restricted Deposits	12 Months Ended
Dec. 31, 2024
Restricted Deposits [Abstract]
Restricted deposits
7.	Restricted deposits

	December 31, 2024	December 31, 2023
Time deposits:
- Current	$15,773,099	$27,827,915
- Non-current	-	13,643,000
	$15,773,099	$41,470,915

a)	The details of income recognized in profit or loss related to the above restricted deposits are provided in Note 29.

b)	As of December 31, 2024 and 2023, without taking into account any collateral held or other credit enhancements, the maximum exposure to credit risk in respect of the amount that best represents these financial assets held by the Group was $15,773,099 and $41,470,915, respectively.

c)	As of December 31, 2024 and 2023, the interest rate of time deposits was 0.00%~18.00% and 0.00%~5.20%, respectively.
d)	Information relating to restricted deposits that were pledged to others as collaterals is provided in Note 38.

e)	The Group transacts with a variety of financial institutions all with high credit quality to disperse credit risk, so it expects that the probability of counterparty default is remote.